Note 13 - Retirement Savings Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%	4.00%
Defined Contribution Plan, Employer Contribution Amount	$ 125,328	$ 192,499
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0